Investee Companies and other investments (Subsidiaries Business Combinations) (Narrative) (Details) € in Thousands, ₪ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2017 ILS (₪)	Jul. 31, 2016 EUR (€)	Jul. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€) $ / shares	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)		Dec. 31, 2015 EUR (€)	[1]	Oct. 18, 2017 ILS (₪)	Oct. 18, 2017 EUR (€)	Jun. 30, 2017 EUR (€)	Apr. 30, 2017 EUR (€)	Dec. 31, 2010
Disclosure of subsidiaries [line items]
Amount of loan				€ 44,864		€ 44,864	€ 17,737
Fair value of identifiable assets acquired and liabilities assumed												€ 9,851
Revenue						€ 13,636	€ 11,632	[1]	€ 12,446
Weighted interest rate				3.50%		3.50%	3.50%								3.43%
Israel Electricity Authority [Member]
Disclosure of subsidiaries [line items]
Period of concession project					16 years	16 years
Weighted interest rate				5.90%		5.90%
Bottom of range [Member]
Disclosure of subsidiaries [line items]
Weighted interest rate				1.60%		1.60%	1.60%
Top of range [member]
Disclosure of subsidiaries [line items]
Weighted interest rate				3.50%		3.50%	3.50%
Euro [Member] | Groen Gas Oude-Tonge Anaerobic Digestion Project [Member]
Disclosure of subsidiaries [line items]
Amount of loan				€ 475		€ 475							€ 1,700
Percentage of Acquired additional interest subsidiaries	51.00%
Ellomay Spain S.L [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries			15.00%
Ellomay Spain S.L [Member] | Bottom of range [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries			85.00%
Ellomay Spain S.L [Member] | Top of range [member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries			100.00%
Ellomay Spain S.L [Member] | Euro [Member]
Disclosure of subsidiaries [line items]
Acquired additional interest of susidiaries			€ 775
Ellomay Luxembourg [Member] | Waste-to-energy [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries		51.00%
Ellomay Luxembourg [Member] | Groen Goor Anaerobic Digestion Project [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries		51.00%
Ludan [Member] | Waste-to-energy [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries		49.00%
Ludan [Member] | Groen Goor Anaerobic Digestion Project [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries					51.00%	51.00%
Ludan [Member] | Euro [Member] | Groen Goor Anaerobic Digestion Project [Member]
Disclosure of subsidiaries [line items]
Amount of loan		€ 2,000
Talasol [Member]
Disclosure of subsidiaries [line items]
Aggregate purchase price														€ 10,000
Talmei Yosef [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries	100.00%
Aggregate purchase price												€ 11,815	€ 9,476
Percentage of financed amount	100.00%
Period of plant operate					20 years	20 years
Electricity produced per KWP | $ / shares				€ 0.9631
Talmei Yosef [Member] | Operation of PV Plant [Member]
Disclosure of subsidiaries [line items]
Revenue						€ 183
Talmei Yosef [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Aggregate purchase price | ₪	₪ 39,000										₪ 48,625
Talmei Yosef [Member] | NIS [Member] | Operation of PV Plant [Member]
Disclosure of subsidiaries [line items]
Revenue | ₪					₪ 757

[1]	Please refer to note 2C for functional and presentation currency.